Schedule of Investments (unaudited) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 87.1%

Aerospace & Defense — 0.6%
AAR Corp.	2,788	$90,638
Axon Enterprise, Inc.(a)(b)	2,218	120,682
Bharat Electronics Ltd.	24,167	32,521
Boeing Co.	2,684	1,023,731
Curtiss-Wright Corp.	154	17,454
General Dynamics Corp.(b)	1,113	188,409
HEICO Corp.	136	12,902
HEICO Corp., Class A	616	51,781
Hexcel Corp.	301	20,817
Moog, Inc., Class A	2,846	247,460
Raytheon Co.	5,391	981,593
Teledyne Technologies, Inc.(a)	123	29,152
Vectrus, Inc.(a)	974	25,899

		2,843,039

Air Freight & Logistics — 0.2%
Echo Global Logistics, Inc.(a)	4,359	108,016
Hub Group, Inc., Class A(a)	4,667	190,647
Hyundai Glovis Co. Ltd.	748	84,788
Park-Ohio Holdings Corp.	2,476	80,173
Radiant Logistics, Inc.(a)	13,114	82,618
Sinotrans Ltd., Class H	229,000	98,479
United Parcel Service, Inc., Class B	2,440	272,646
XPO Logistics, Inc.(a)	366	19,669

		937,036

Airlines — 0.4%
Aeroflot — Russian Airlines OJSC	54,359	79,780
Alaska Air Group, Inc.	420	23,571
American Airlines Group, Inc.(b)	7,405	235,183
Copa Holdings SA, Class A	142	11,447
Delta Air Lines, Inc.	6,365	328,752
Hawaiian Holdings, Inc.(b)	12,612	331,065
JetBlue Airways Corp.(a)	1,065	17,423
Southwest Airlines Co.(b)	11,243	583,624
Spirit Airlines, Inc.(a)	1,076	56,877
United Continental Holdings, Inc.(a)	4,275	341,060

		2,008,782

Auto Components — 0.4%
Adient PLC(b)	327	4,238
Aptiv PLC	635	50,476
Bharat Forge Ltd.	16,899	124,952
Cooper-Standard Holdings, Inc.(a)	503	23,621
Dana, Inc.	22,040	390,990
Dorman Products, Inc.(a)	885	77,960
Fox Factory Holding Corp.(a)(b)	592	41,375
Garrett Motion, Inc.(a)	261	3,844
Gentex Corp.	942	19,480
Hyundai Mobis Co. Ltd.	2,452	450,909
Lear Corp.	530	71,926
Nexteer Automotive Group Ltd.	30,000	37,146
Tenneco, Inc., Class A	5,876	130,212

Security	Shares	Value

Auto Components (continued)
Tianneng Power International Ltd.	128,000	$115,304
Tower International, Inc.	3,875	81,491
Visteon Corp.(a)	101	6,802

		1,630,726

Automobiles — 0.7%
Astra International Tbk PT	826,900	424,594
BAIC Motor Corp. Ltd., Class H(c)	74,500	48,766
Ford Motor Co.	31,475	276,351
Ford Otomotiv Sanayi AS	19,900	174,491
Geely Automobile Holdings Ltd.	46,000	88,273
General Motors Co.	13,948	517,471
Harley-Davidson, Inc.	570	20,326
Hyundai Motor Co.	2,825	297,859
Kia Motors Corp.	18,237	568,360
Mahindra & Mahindra Ltd.	5,590	54,360
Tata Motors Ltd.(a)	16,381	41,217
Tesla, Inc.(a)(b)	1,608	450,015
Thor Industries, Inc.	175	10,915

		2,972,998

Banks — 6.6%
Agricultural Bank of China Ltd., Class H	192,000	88,755
AMMB Holdings Bhd	47,400	53,003
Associated Banc-Corp	574	12,255
Banco Bradesco SA — ADR	30,042	327,758
Banco do Brasil SA	2,900	36,086
Bancolombia SA — ADR(b)	1,045	53,358
BancorpSouth Bank	5,538	156,282
Bank Central Asia Tbk PT	93,400	182,259
Bank of America Corp.	80,030	2,208,028
Bank of China Ltd., Class A	76,800	43,065
Bank of China Ltd., Class H	1,357,000	616,716
Bank of Commerce Holdings	5,578	58,848
Bank of Communications Co. Ltd., Class A	178,195	165,321
Bank of Hawaii Corp.	145	11,436
Bank of Shanghai Co. Ltd., Class A	36,694	65,351
Bank OZK	424	12,288
Bank Polska Kasa Opieki SA(b)	7,410	212,514
Bank Rakyat Indonesia Persero Tbk PT	1,460,700	424,129
BankFinancial Corp.	1,975	29,368
BankUnited, Inc.	353	11,790
Banner Corp.	8,846	479,188
BB&T Corp.	26,477	1,231,975
BOK Financial Corp.	114	9,297
Boston Private Financial Holdings, Inc.	14,941	163,753
Cadence BanCorp(b)	48,008	890,548
Capital City Bank Group, Inc.	3,810	82,982
Capitec Bank Holdings Ltd.	578	54,079
Cathay General Bancorp(b)	15,089	511,668
CenterState Bank Corp.	14,589	347,364
Central Pacific Financial Corp.	24,974	720,250
Chemical Financial Corp.	15,686	645,636

1

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
China Construction Bank Corp., Class H	2,163,000	$1,856,651
China Development Financial Holding Corp.	283,000	94,723
China Everbright Bank Co. Ltd., Class A	492,500	300,075
Citigroup, Inc.	5,668	352,663
Citizens Financial Group, Inc.(b)	21,614	702,455
Comerica, Inc.	824	60,416
Commerce Bancshares, Inc.	348	20,205
CTBC Financial Holding Co. Ltd.	472,000	313,448
Cullen/Frost Bankers, Inc.	1,268	123,085
Dubai Islamic Bank PJSC	32,718	43,692
East West Bancorp, Inc.	2,218	106,397
Farmers National Banc Corp.	2,235	30,821
First Abu Dhabi Bank PJSC	28,156	117,120
First BanCorp, Puerto Rico	1,403	16,078
First Citizens BancShares, Inc., Class A	28	11,402
First Commonwealth Financial Corp.	4,945	62,307
First Financial Corp.(b)	3,843	161,406
First Financial Northwest, Inc.	19,092	300,699
First Hawaiian, Inc.	461	12,009
First Horizon National Corp.	5,390	75,352
First Merchants Corp.	792	29,185
First Republic Bank(b)	181	18,183
First Savings Financial Group, Inc.	453	24,485
FNB Corp.	1,129	11,967
Grupo Financiero Banorte SAB de CV, Series O	25,200	137,021
Hana Financial Group, Inc.	3,591	115,300
Home BancShares, Inc.	27,352	480,575
Iberiabank Corp.	2,919	209,321
Independent Bank Corp.	12,557	269,976
IndusInd Bank Ltd.	9,763	250,846
Industrial & Commercial Bank of China Ltd., Class H	550,000	403,911
Industrial Bank Co. Ltd., Class A	25,197	68,059
Itau Unibanco Holding SA, Preference Shares — ADR	21,139	186,235
JPMorgan Chase & Co.	25,917	2,623,578
KB Financial Group, Inc.	19,764	731,311
KB Financial Group, Inc., ADR	1,187	43,990
Kotak Mahindra Bank Ltd.	5,227	100,712
Malayan Banking Bhd	119,900	272,451
MBT Financial Corp.	10	100
Mercantile Bank Corp.	6,840	223,805
Nedbank Group Ltd.(b)	20,043	350,282
Orrstown Financial Services, Inc.	19	353
OTP Bank Nyrt	27,953	1,232,331
PacWest Bancorp	429	16,135
People’s Utah Bancorp	200	5,274
Pinnacle Financial Partners, Inc.	262	14,331
Popular, Inc.	346	18,037
Powszechna Kasa Oszczednosci Bank Polski SA	42,965	431,978

Security	Shares	Value

Banks (continued)
Prosperity Bancshares, Inc.	233	$16,091
Republic Bancorp, Inc., Class A	7,535	336,965
RHB Capital Bhd	140,300	196,135
Sandy Spring Bancorp, Inc.	4,582	143,325
Shinhan Financial Group Co. Ltd.	21,078	782,672
Sierra Bancorp	6,632	161,158
Standard Bank Group Ltd.(b)	63,401	817,807
Sterling Bancorp(b)	779	14,513
Synovus Financial Corp.	7,295	250,656
TCF Financial Corp.	576	11,917
Texas Capital Bancshares, Inc.(a)	175	9,553
Thanachart Capital PCL — NVDR	82,000	140,867
TriState Capital Holdings, Inc.(a)	48,094	982,560
Turkiye Is Bankasi AS, Class C	231,782	229,882
U.S. Bancorp	3,666	176,665
Umpqua Holdings Corp.	766	12,639
United Community Banks, Inc.	33,577	837,075
Univest Financial Corp.	7,110	173,911
Webster Financial Corp.	319	16,164
Wells Fargo & Co.	23,508	1,135,907
West BanCorp., Inc.(b)	1,465	30,296
Western Alliance Bancorp(a)	1,511	62,011
Wintrust Financial Corp.	11,318	762,041
Yapi ve Kredi Bankasi AS(a)	174,074	66,810

		30,303,706

Beverages — 1.1%
Ambev SA	291,400	1,252,573
Boston Beer Co., Inc., Class A(a)	676	199,238
Brown-Forman Corp., Class A(b)	180	9,211
Coca-Cola Co.	8,611	403,512
Coca-Cola European Partners PLC	4,982	257,769
Constellation Brands, Inc., Class A	810	142,017
Keurig Dr Pepper, Inc.	627	17,537
Molson Coors Brewing Co., Class B	684	40,801
Monster Beverage Corp.(a)(b)	6,049	330,154
PepsiCo, Inc.	14,019	1,718,028
United Breweries Ltd.	23,422	471,409
United Spirits Ltd.(a)	6,701	53,528

		4,895,777

Biotechnology — 3.0%
AbbVie, Inc.	12,754	1,027,845
ACADIA Pharmaceuticals, Inc.(a)	2,415	64,843
Acorda Therapeutics, Inc.(a)(b)	9,220	122,534
Adamas Pharmaceuticals, Inc.(a)(b)	3,948	28,070
Aduro Biotech, Inc.(a)	2,994	11,916
Agenus, Inc.(a)(b)	51,175	151,990
Agios Pharmaceuticals, Inc.(a)(b)	177	11,937
Aimmune Therapeutics, Inc.(a)	2,691	60,144
Akebia Therapeutics, Inc.(a)	23,912	195,839
Alder Biopharmaceuticals, Inc.(a)(b)	17,832	243,407
Alexion Pharmaceuticals, Inc.(a)	294	39,743

2

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Allakos, Inc.(a)	947	$38,354
Allogene Therapeutics, Inc.(a)(b)	549	15,872
AMAG Pharmaceuticals, Inc.(a)(b)	3,033	39,065
Amgen, Inc.(b)	8,224	1,562,396
AnaptysBio, Inc.(a)	651	47,556
Apellis Pharmaceuticals, Inc.(a)	3,283	64,019
Applied Genetic Technologies Corp.(a)	5,946	24,914
AquaBounty Technologies, Inc.(a)	3	7
Aravive, Inc.(a)(b)	4,993	35,151
Arcus Biosciences, Inc.(a)(b)	9,665	120,716
Ardelyx, Inc.(a)	20,058	56,162
Array BioPharma, Inc.(a)(b)	4,726	115,220
Arrowhead Pharmaceuticals, Inc.(a)(b)	5,302	97,292
Atara Biotherapeutics, Inc.(a)	1,713	68,092
Athersys, Inc.(a)(b)	59,717	89,576
Biocon Ltd.	63,349	558,921
Biogen, Inc.(a)	1,022	241,580
Biohaven Pharmaceutical Holding Co. Ltd.(a)	465	23,934
Bluebird Bio, Inc.(a)(b)	189	29,735
Blueprint Medicines Corp.(a)	240	19,212
Calithera Biosciences, Inc.(a)(b)	27,765	187,136
Celgene Corp.(a)	4,853	457,832
ChemoCentryx, Inc.(a)	8,087	112,328
Chimerix, Inc.(a)	18,925	39,743
Cidara Therapeutics, Inc.(a)	8,082	21,417
Clovis Oncology, Inc.(a)(b)	4,770	118,391
Conatus Pharmaceuticals, Inc.(a)	21,164	22,857
Corvus Pharmaceuticals, Inc.(a)(b)	14,820	59,576
Deciphera Pharmaceuticals, Inc.(a)(b)	3,463	80,376
Denali Therapeutics, Inc.(a)(b)	3,133	72,748
Editas Medicine, Inc.(a)	6,128	149,830
Eiger Biopharmaceuticals, Inc.(a)(b)	2,262	31,623
Emergent Biosolutions, Inc.(a)	6,218	314,133
Exact Sciences Corp.(a)	1,386	120,055
Exelixis, Inc.(a)(b)	5,744	136,707
Fate Therapeutics, Inc.(a)	9,349	164,262
FibroGen, Inc.(a)	1,055	57,339
Forty Seven, Inc.(a)	1,087	17,566
Genomic Health, Inc.(a)(b)	6,201	434,380
Gilead Sciences, Inc.	21,379	1,389,849
Global Blood Therapeutics, Inc.(a)(b)	794	42,026
Green Cross Corp.	1,156	147,576
Halozyme Therapeutics, Inc.(a)	15,717	253,044
Heron Therapeutics, Inc.(a)(b)	4,644	113,499
Immune Design Corp.(a)	64	374
ImmunoGen, Inc.(a)	5,822	15,778
Incyte Corp.(a)	1,342	115,425
Innoviva, Inc.(a)	16,078	225,574
Intellia Therapeutics, Inc.(a)(b)	13,234	226,037
Intercept Pharmaceuticals, Inc.(a)(b)	1,083	121,144
Invitae Corp.(a)	12,394	290,267
Ionis Pharmaceuticals, Inc.(a)	437	35,471
Ironwood Pharmaceuticals, Inc.(a)	11,317	153,119

Security	Shares	Value

Biotechnology (continued)
Jounce Therapeutics, Inc.(a)	83	$515
Ligand Pharmaceuticals, Inc.(a)(b)	2,656	333,886
MacroGenics, Inc.(a)	2,097	37,704
Miragen Therapeutics, Inc.(a)	5,340	14,899
Myriad Genetics, Inc.(a)(b)	3,695	122,674
Natera, Inc.(a)	8,509	175,456
Neon Therapeutics, Inc.(a)	2,880	18,605
Neurocrine Biosciences, Inc.(a)	312	27,487
Novavax, Inc.(a)	244	134
OPKO Health, Inc.(a)	20,221	52,777
Osiris Therapeutics, Inc.(a)	3,032	57,608
Puma Biotechnology, Inc.(a)	1,237	47,983
Ra Pharmaceuticals, Inc.(a)	553	12,387
Regeneron Pharmaceuticals, Inc.(a)	615	252,531
REGENXBIO, Inc.(a)	545	31,234
Retrophin, Inc.(a)	3,788	85,722
Rigel Pharmaceuticals, Inc.(a)	160	411
Sage Therapeutics, Inc.(a)(b)	159	25,289
Sangamo Therapeutics, Inc.(a)(b)	8,550	81,567
Sarepta Therapeutics, Inc.(a)	232	27,652
Seres Therapeutics, Inc.(a)	14,785	101,573
Spark Therapeutics, Inc.(a)	621	70,719
Spectrum Pharmaceuticals, Inc.(a)	9,983	106,718
Stemline Therapeutics, Inc.(a)(b)	4,527	58,172
Surface Oncology, Inc.(a)	91	434
Syndax Pharmaceuticals, Inc.(a)	6,335	33,259
Tocagen, Inc.(a)(b)	4,741	51,535
Ultragenyx Pharmaceutical, Inc.(a)(b)	1,983	137,541
United Therapeutics Corp.(a)	104	12,206
UNITY Biotechnology, Inc.(a)	6,019	48,814
Unum Therapeutics, Inc.(a)	4,415	19,382
Vanda Pharmaceuticals, Inc.(a)	2,392	44,013
Vericel Corp.(a)(b)	2,552	44,686
Vertex Pharmaceuticals, Inc.(a)	1,870	343,986
Xencor, Inc.(a)	7,713	239,566

		13,652,649

Building Products — 0.3%
Allegion PLC(b)	4,688	425,249
Armstrong Flooring, Inc.(a)	3,467	47,151
Armstrong World Industries, Inc.	151	11,992
Builders FirstSource, Inc.(a)	1,096	14,621
Continental Building Products, Inc.(a)	8,680	215,177
CSW Industrials, Inc.(a)	123	7,047
Insteel Industries, Inc.	1,512	31,631
NCI Building Systems, Inc.(a)	1,889	11,636
PGT Innovations, Inc.(a)	10,535	145,910
Resideo Technologies, Inc.(a)	435	8,391
Trex Co., Inc.(a)	6,133	377,302
Universal Forest Products, Inc.	8,933	267,007

3

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
USG Corp.	285	$12,341

		1,575,455

Capital Markets — 1.2%
Ameriprise Financial, Inc.	65	8,327
B3 SA — Brasil Bolsa Balcao	14,100	115,671
Bank of New York Mellon Corp.	1,360	68,585
BGC Partners, Inc., Class A	955	5,071
Charles Schwab Corp.	30,403	1,300,032
China Everbright Ltd.	76,000	150,925
CME Group, Inc.	1,274	209,675
Evercore, Inc., Class A	1,529	139,139
GF Securities Co. Ltd., Class H	34,000	48,968
Goldman Sachs Group, Inc.	960	184,310
Intercontinental Exchange, Inc.	838	63,805
Korea Investment Holdings Co. Ltd.	1,258	68,978
Lazard Ltd., Class A	406	14,673
Legg Mason, Inc.	296	8,102
LPL Financial Holdings, Inc.	301	20,965
Marcus & Millichap, Inc.(a)	19,278	785,193
Moelis & Co., Class A(b)	11,649	484,715
Moody’s Corp.	211	38,210
Morgan Stanley	21,917	924,897
MSCI, Inc.	164	32,610
NH Investment & Securities Co. Ltd.	260	3,089
S&P Global, Inc.	1,845	388,465
TD Ameritrade Holding Corp.	6,520	325,935
Virtu Financial, Inc., Class A	143	3,396

		5,393,736

Chemicals — 1.0%
Air Products & Chemicals, Inc.	5,141	981,725
Albemarle Corp.(b)	76	6,230
Ashland Global Holdings, Inc.	218	17,032
Asian Paints Ltd.	5,638	121,391
Braskem SA — ADR	4,377	113,014
Cabot Corp.	207	8,617
CF Industries Holdings, Inc.	160	6,541
DowDuPont, Inc.	7,674	409,101
Eastman Chemical Co.	2,822	214,133
Ecolab, Inc.	1,966	347,078
Element Solutions, Inc.(a)	776	7,838
Hanwha Corp.	1,660	44,564
HB Fuller Co.	629	30,595
Huntsman Corp.	763	17,160
Innophos Holdings, Inc.	1,542	46,476
Innospec, Inc.	12,687	1,057,461
Intrepid Potash, Inc.(a)	24,100	91,339
Landec Corp.(a)(b)	1,534	18,838
Linde PLC	1,572	276,562
Mosaic Co.	1,472	40,200
NewMarket Corp.	27	11,706
Olin Corp.	583	13,491

Security	Shares	Value

Chemicals (continued)
PhosAgro PJSC, — GDR	87	$1,092
RPM International, Inc.	459	26,640
Scotts Miracle-Gro Co.(b)	141	11,080
Sherwin-Williams Co.	170	73,221
Sinopec Shanghai Petrochemical Co. Ltd., Class H	634,000	302,286
Valvoline, Inc.	667	12,380
Versum Materials, Inc.	380	19,118
WR Grace & Co.	232	18,105

		4,345,014

Commercial Services & Supplies — 0.7%
ADT, Inc.	372	2,377
ARC Document Solutions, Inc.(a)	31,182	69,536
Cintas Corp.	1,974	398,965
Clean Harbors, Inc.(a)	180	12,875
Copart, Inc.(a)	3,564	215,943
Country Garden Services Holdings Co. Ltd.(a)	28,000	52,280
Ennis, Inc.	7,406	153,749
Interface, Inc.	3,657	56,025
KAR Auction Services, Inc.	471	24,167
KEPCO Plant Service & Engineering Co. Ltd.	1,225	37,601
McGrath RentCorp	6,962	393,840
Republic Services, Inc.	5,071	407,607
Rollins, Inc.	3,627	150,956
Steelcase, Inc., Class A	14,410	209,665
Stericycle, Inc.(a)	290	15,782
Tetra Tech, Inc.	7,197	428,869
Waste Connections, Inc.	1,606	142,276
Waste Management, Inc.	5,617	583,662

		3,356,175

Communications Equipment — 0.6%
Aerohive Networks, Inc.(a)	6,938	31,429
ARRIS International PLC(a)	571	18,049
BYD Electronic International Co. Ltd.	27,000	34,916
Calix, Inc.(a)	23,011	177,185
Ciena Corp.(a)(b)	19,614	732,387
Cisco Systems, Inc.	16,269	878,363
Comtech Telecommunications Corp.	655	15,209
EchoStar Corp., Class A(a)	167	6,087
Finisar Corp.(a)	5,829	135,058
Infinera Corp.(a)	38,140	165,528
Motorola Solutions, Inc.	1,991	279,576
Palo Alto Networks, Inc.(a)	473	114,882
Ribbon Communications, Inc.(a)	10,638	54,786
Tessco Technologies, Inc.	1,370	21,208
Ubiquiti Networks, Inc.(b)	53	7,935
ViaSat, Inc.(a)	300	23,250

4

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Wistron NeWeb Corp.	24,000	$63,165

		2,759,013

Construction & Engineering — 1.3%
AECOM(a)	544	16,141
Arcosa, Inc.	170	5,194
China Communications Construction Co. Ltd., Class H	36,000	37,311
China Railway Group Ltd., Class H	596,000	544,157
Comfort Systems USA, Inc.	16,939	887,434
Construction Partners, Inc., Class A(a)	1,972	25,182
Fluor Corp.	45,517	1,675,026
GS Engineering & Construction Corp.	1,474	55,458
HDC Holdings Co. Ltd.	607	10,161
Jacobs Engineering Group, Inc.	9,534	716,861
KEC International Ltd.	27,453	118,814
Larsen & Toubro Ltd.	23,649	473,079
Larsen & Toubro Ltd. — GDR	723	14,410
MasTec, Inc.(a)	18,516	890,620
Metallurgical Corp. of China Ltd., Class H	342,000	101,249
MYR Group, Inc.(a)	1,273	44,084
Quanta Services, Inc.	510	19,247
Samsung Engineering Co. Ltd.(a)	4,386	62,405
Sino-Thai Engineering & Construction PCL	100,200	76,221
Tekfen Holding AS	40,343	163,737

		5,936,791

Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	53,100	301,558
Anhui Conch Cement Co. Ltd., Class H	85,500	523,166
Asia Cement Corp.	163,000	212,356
Cemex SAB de CV — ADR(a)	9,732	45,157
Cemex SAB de CV CPO(a)	329,510	153,973
China National Building Material Co. Ltd., Class H	52,000	41,156
Eagle Materials, Inc.	162	13,657
Martin Marietta Materials, Inc.	646	129,962
Vulcan Materials Co.	2,034	240,826

		1,661,811

Consumer Finance — 0.5%
American Express Co.	9,786	1,069,610
Capital One Financial Corp.	855	69,845
Cholamandalam Investment and Finance Co. Ltd.	4,443	93,170
Credit Acceptance Corp.(a)	39	17,625
Discover Financial Services	3,990	283,928
Enova International, Inc.(a)	9,902	225,964
FirstCash, Inc.	754	65,221
Gentera SAB de CV	38,100	29,718
Green Dot Corp., Class A(a)	3,850	233,503
I3 Verticals, Inc., Class A(a)(b)	1,950	46,839

Security	Shares	Value

Consumer Finance (continued)
Navient Corp.	914	$10,575
OneMain Holdings, Inc.	267	8,477
Regional Management Corp.(a)	8,394	204,981
Santander Consumer USA Holdings, Inc.	404	8,537
SLM Corp.	1,521	15,073
Synchrony Financial	2,238	71,392

		2,454,458

Containers & Packaging — 0.9%
AptarGroup, Inc.	217	23,087
Ardagh Group SA	68	884
Avery Dennison Corp.	1,391	157,183
Ball Corp.	9,901	572,872
Bemis Co., Inc.	317	17,587
Berry Global Group, Inc.(a)	460	24,780
Crown Holdings, Inc.(a)	6,300	343,791
Graphic Packaging Holding Co.	1,082	13,666
International Paper Co.	22,217	1,027,981
Owens-Illinois, Inc.	557	10,572
Packaging Corp. of America	6,312	627,286
Sealed Air Corp.	1,714	78,947
Silgan Holdings, Inc.	270	8,000
Sonoco Products Co.	344	21,166
Westrock Co.	33,350	1,278,972

		4,206,774

Distributors — 0.1%
Core-Mark Holding Co., Inc.	5,144	190,997
Genuine Parts Co.	210	23,526
Imperial Logistics Ltd.	14,856	61,643
Pool Corp.(b)	138	22,766

		298,932

Diversified Consumer Services — 0.4%
2U, Inc.(a)(b)	191	13,532
Bright Horizons Family Solutions, Inc.(a)(b)	200	25,422
Chegg, Inc.(a)	14,281	544,392
Estacio Participacoes SA	17,800	120,929
frontdoor, Inc.(a)	237	8,158
Graham Holdings Co., Class B	15	10,248
Grand Canyon Education, Inc.(a)	165	18,894
H&R Block, Inc.(b)	5,002	119,748
New Oriental Education & Technology Group, Inc. — ADR(a)	3,029	272,883
Service Corp. International	608	24,411
ServiceMaster Global Holdings, Inc.(a)	475	22,182
Strategic Education, Inc.	4,330	568,572

		1,749,371

Diversified Financial Services — 1.2%
AXA Equitable Holdings, Inc.	1,576	31,741
Ayala Corp.	17,025	304,890
Berkshire Hathaway, Inc., Class B(a)	12,539	2,518,960

5

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Chailease Holding Co. Ltd.	165,460	$677,996
FactSet Research Systems, Inc.	717	178,010
FGL Holdings	28,499	224,287
Fubon Financial Holding Co. Ltd.	585,000	874,508
Haci Omer Sabanci Holding AS	397,113	560,283
Interactive Brokers Group, Inc., Class A	258	13,385
MarketAxess Holdings, Inc.(b)	128	31,498
Morningstar, Inc.	63	7,937
Reliance Capital Ltd.	31,335	92,583

		5,516,078

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	1,383	43,371
Bandwidth, Inc., Class A(a)	1,115	74,661
China Communications Services Corp. Ltd., Class H	312,000	278,776
China Telecom Corp. Ltd., Class H	204,000	113,510
China Unicom Hong Kong Ltd.	328,000	417,618
China Unicom Hong Kong, Ltd., ADR(b)	6,129	78,451
Cogent Communications Holdings, Inc.	12,277	666,027
Consolidated Communications Holdings, Inc.(b)	3,107	33,897
Hellenic Telecommunications Organization SA	5,953	79,722
Ooma, Inc.(a)(b)	14,765	195,489
Tata Communications Ltd.	21,152	187,160
Turk Telekomunikasyon AS(a)	200,094	156,749
Verizon Communications, Inc.	22,100	1,306,773

		3,632,204

Electric Utilities — 1.3%
American Electric Power Co., Inc.	3,246	271,852
Avangrid, Inc.	196	9,869
CEZ AS	16,019	376,444
Duke Energy Corp.	3,598	323,820
Edison International	2,816	174,367
Energa SA(a)	11	25
Entergy Corp.	1,145	109,496
Evergy, Inc.	2,783	161,553
Eversource Energy	719	51,013
Exelon Corp.	6,581	329,906
FirstEnergy Corp.	4,034	167,855
Hawaiian Electric Industries, Inc.	378	15,411
IDACORP, Inc.	15,263	1,519,279
Inter RAO UES PJSC	6,465,752	368,342
NextEra Energy, Inc.	982	189,840
OGE Energy Corp.	1,591	68,604
PG&E Corp.(a)	1,809	32,200
Pinnacle West Capital Corp.	7,846	749,921
PPL Corp.	847	26,884
Reliance Infrastructure Ltd.	16,012	31,639
Southern Co.	3,786	195,660

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy, Inc.	12,266	$689,472

		5,863,452

Electrical Equipment — 0.6%
AMETEK, Inc.	1,847	153,246
Atkore International Group, Inc.(a)	6,512	140,203
Encore Wire Corp.	7,183	411,011
Generac Holdings, Inc.(a)	13,781	706,001
GrafTech International Ltd.	204	2,609
Hubbell, Inc.	191	22,534
LS Corp.	1,004	46,354
LSI Industries, Inc.	29,245	76,914
nVent Electric PLC	563	15,190
Regal-Beloit Corp.	151	12,362
Rockwell Automation, Inc.	6,630	1,163,300

		2,749,724

Electronic Equipment, Instruments & Components — 1.4%
Anixter International, Inc.(a)	6,989	392,153
Avnet, Inc.	386	16,741
CDW Corp.	6,357	612,624
Coherent, Inc.(a)(b)	85	12,046
Control4 Corp.(a)	5,135	86,936
Corning, Inc.	1,543	51,073
Delta Electronics, Inc.	202,000	1,043,700
Dolby Laboratories, Inc., Class A	218	13,727
Fabrinet(a)	2,352	123,151
Fitbit, Inc., Series A(a)	38,151	225,854
Insight Enterprises, Inc.(a)	2,868	157,912
Jabil, Inc.	553	14,704
Largan Precision Co. Ltd.	4,000	599,935
Littelfuse, Inc.	84	15,328
National Instruments Corp.	10,618	471,014
OSI Systems, Inc.(a)(b)	7,925	694,230
PC Connection, Inc.	3,311	121,414
PCM, Inc.(a)	1,360	49,817
Samsung Electro-Mechanics Co. Ltd.	151	13,967
Sanmina Corp.(a)	14,419	415,988
ScanSource, Inc.(a)	22,151	793,449
Tech Data Corp.(a)	3,853	394,586
TPK Holding Co. Ltd.	8,000	15,145
Tripod Technology Corp.	19,000	61,427
Universal Display Corp.	149	22,775
WPG Holdings Ltd.	61,640	80,503
Zebra Technologies Corp., Class A(a)	185	38,763

		6,538,962

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	271	11,127
Archrock, Inc.	29,489	288,402
Baker Hughes a GE Co.	774	21,455
Diamond Offshore Drilling, Inc.(a)(b)	7,052	73,976
Dril-Quip, Inc.(a)	912	41,815

6

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Halliburton Co.	21,461	$628,807
Matrix Service Co.(a)	19	372
Nabors Industries Ltd.	27,091	93,193
National Oilwell Varco, Inc.(b)	1,831	48,778
Noble Corp. PLC(a)(b)	7,521	21,585
Patterson-UTI Energy, Inc.	749	10,501
ProPetro Holding Corp.(a)	16,619	374,592
RPC, Inc.(b)	199	2,271
Schlumberger Ltd.	2,464	107,357
Superior Energy Services, Inc.(a)	75,337	351,824
TechnipFMC PLC(b)	523	12,301
Transocean Ltd.(a)(b)	7,979	69,497
Unit Corp.(a)	5,471	77,907
Weatherford International PLC(a)	3,482	2,431

		2,238,191

Entertainment — 0.4%
Activision Blizzard, Inc.	2,527	115,054
AMC Entertainment Holdings, Inc., Class A(b)	1,718	25,512
Electronic Arts, Inc.(a)	652	66,263
IGG, Inc.	33,000	45,829
Live Nation Entertainment, Inc.(a)(b)	393	24,971
NetEase, Inc. — ADR	501	120,967
Netflix, Inc.(a)	2,941	1,048,643
Viacom, Inc., Class B	11,827	331,984

		1,779,223

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Campus Communities, Inc.	476	22,648
American Homes 4 Rent, Class A	904	20,539
American Tower Corp.	1,936	381,508
Apartment Investment & Management Co., Class A	524	26,352
Apple Hospitality REIT, Inc.	757	12,339
Arbor Realty Trust, Inc.(b)	40,978	531,485
Ashford Hospitality Trust, Inc.	6,459	30,680
AvalonBay Communities, Inc.	543	108,996
Boston Properties, Inc.	335	44,850
Brandywine Realty Trust	3,202	50,784
Brixmor Property Group, Inc.	1,055	19,380
Brookfield Property REIT, Inc., Class A	3,060	62,699
Camden Property Trust	106	10,759
Chesapeake Lodging Trust	13,547	376,742
Chimera Investment Corp.	651	12,200
Colony Capital, Inc.	1,681	8,943
Columbia Property Trust, Inc.	414	9,319
CorePoint Lodging, Inc.	1,392	15,549
CoreSite Realty Corp.	127	13,592
Corporate Office Properties Trust	361	9,855
Crown Castle International Corp.	1,499	191,872
CubeSmart	648	20,762
CyrusOne, Inc.	366	19,193
Douglas Emmett, Inc.	562	22,716

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	651	$19,908
EastGroup Properties, Inc.	11,259	1,256,955
Empire State Realty Trust, Inc., Class A	496	7,837
EPR Properties	258	19,840
Equinix, Inc.	177	80,209
Equity Commonwealth	411	13,436
Equity LifeStyle Properties, Inc.	6,006	686,486
Equity Residential	1,256	94,602
Essex Property Trust, Inc.	279	80,698
Extra Space Storage, Inc.	676	68,891
Federal Realty Investment Trust	74	10,201
First Industrial Realty Trust, Inc.	32,601	1,152,771
Four Corners Property Trust, Inc.	37,649	1,114,410
Franklin Street Properties Corp.	5,205	37,424
Gaming and Leisure Properties, Inc.	705	27,192
Gladstone Land Corp.(b)	5,430	68,689
HCP, Inc.	1,681	52,615
Healthcare Trust of America, Inc., Class A	721	20,613
Hersha Hospitality Trust(b)	29,483	505,339
Highwoods Properties, Inc.	355	16,607
Hospitality Properties Trust	569	14,970
Host Hotels & Resorts, Inc.	4,427	83,670
Hudson Pacific Properties, Inc.	539	18,552
Invesco Mortgage Capital, Inc.	5,551	87,706
JBG SMITH Properties	366	15,134
Kilroy Realty Corp.	345	26,206
Kimco Realty Corp.	769	14,227
Lamar Advertising Co., Class A	295	23,382
Liberty Property Trust	383	18,545
Life Storage, Inc.	160	15,563
Medical Properties Trust, Inc.	1,269	23,489
MFA Financial, Inc.	1,563	11,363
MGM Growth Properties LLC, Class A	414	13,352
Mid-America Apartment Communities, Inc.	123	13,448
National Retail Properties, Inc.	149	8,253
National Storage Affiliates Trust	24,785	706,620
New Residential Investment Corp.	1,407	23,792
Omega Healthcare Investors, Inc.	692	26,400
Outfront Media, Inc.	10,803	252,790
Paramount Group, Inc.	715	10,146
Park Hotels & Resorts, Inc.	20,723	644,071
Preferred Apartment Communities, Inc., Class A	5,692	84,355
Prologis, Inc.	17,703	1,273,731
Public Storage	923	201,011
Rayonier, Inc.	451	14,216
Realty Income Corp.(b)	5,843	429,811
Regency Centers Corp.	136	9,179
Retail Properties of America, Inc., Class A	752	9,167
Retail Value, Inc.	54	1,683
RLJ Lodging Trust	47,297	831,008

7

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	5,198	$427,484
SBA Communications Corp.(a)	564	112,608
Senior Housing Properties Trust	822	9,683
Simon Property Group, Inc.	7,136	1,300,251
SITE Centers Corp.	534	7,273
Spirit Realty Capital, Inc.(b)	299	11,879
STAG Industrial, Inc.	3,403	100,899
Starwood Property Trust, Inc.	938	20,964
STORE Capital Corp.	670	22,445
Summit Hotel Properties, Inc.(b)	22,894	261,221
Sun Communities, Inc.	294	34,845
Sunstone Hotel Investors, Inc.	18,807	270,821
Taubman Centers, Inc.	207	10,946
UDR, Inc.	625	28,412
Uniti Group, Inc.	587	6,569
Ventas, Inc.	1,336	85,250
VICI Properties, Inc.	1,402	30,676
Vornado Realty Trust	252	16,995
Weingarten Realty Investors	418	12,277
Welltower, Inc.	918	71,237
WP Carey, Inc.	456	35,718

		15,142,778

Food & Staples Retailing — 1.0%
BIM Birlesik Magazalar AS	3,594	49,119
BJ’s Wholesale Club Holdings, Inc.(a)	4,704	128,890
Casey’s General Stores, Inc.	127	16,354
Costco Wholesale Corp.	5,313	1,286,490
CP ALL PCL — NVDR	135,800	320,003
Ingles Markets, Inc., Class A	3,265	90,179
Kroger Co.	6,863	168,830
Massmart Holdings Ltd.	28,312	155,994
Performance Food Group Co.(a)	2,622	103,936
Pick n Pay Stores Ltd.	18,361	84,509
Spar Group Ltd.	30,551	407,033
Sprouts Farmers Market, Inc.(a)	438	9,435
Sysco Corp.	2,208	147,406
U.S. Foods Holding Corp.(a)	753	26,287
Wal-Mart de Mexico SAB de CV	226,078	604,730
Walgreens Boots Alliance, Inc.	4,519	285,917
Walmart, Inc.	8,184	798,185

		4,683,297

Food Products — 1.4%
Archer-Daniels-Midland Co.	17,450	752,618
BRF SA(a)	10,600	61,320
Bunge Ltd.	1,876	99,559
Calavo Growers, Inc.(b)	2,441	204,678
Campbell Soup Co.(b)	451	17,197
China Mengniu Dairy Co. Ltd.	66,000	245,640
Conagra Brands, Inc.	1,956	54,259
Dean Foods Co.	9,242	28,003
Flowers Foods, Inc.	627	13,368

Security	Shares	Value

Food Products (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,700	$34,782
Freshpet, Inc.(a)(b)	642	27,150
General Mills, Inc.	3,527	182,522
Hain Celestial Group, Inc.(a)(b)	320	7,398
Hershey Co.	8,237	945,855
Hormel Foods Corp.(b)	1,678	75,107
J.M. Smucker Co.(b)	359	41,824
JBS SA	36,562	148,663
John B Sanfilippo & Son, Inc.(b)	3,900	280,293
Kellogg Co.	721	41,371
Kraft Heinz Co.	2,906	94,881
Lamb Weston Holdings, Inc.	4,217	316,022
McCormick & Co., Inc.	125	18,829
Mondelez International, Inc., Class A	1,213	60,553
Nestle India Ltd.	2,901	458,635
Pilgrim’s Pride Corp.(a)	185	4,124
Post Holdings, Inc.(a)	226	24,724
Simply Good Foods Co.(a)	8,108	166,944
Tingyi Cayman Islands Holding Corp.	186,000	307,029
TreeHouse Foods, Inc.(a)	190	12,265
Tyson Foods, Inc., Class A	1,810	125,668
Ulker Biskuvi Sanayi	19,933	60,920
Uni-President China Holdings Ltd.	41,000	40,236
Uni-President Enterprises Corp.	637,000	1,547,897
Want Want China Holdings Ltd.	55,000	45,753

		6,546,087

Gas Utilities — 0.4%
Atmos Energy Corp.	4,853	499,519
Chesapeake Utilities Corp.	2,179	198,746
GAIL India Ltd.	78,024	391,821
National Fuel Gas Co.	284	17,313
Perusahaan Gas Negara Persero Tbk PT	705,300	116,677
Petronas Gas Bhd	28,700	124,039
Southwest Gas Holdings, Inc.	6,297	517,991

		1,866,106

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	7,737	618,496
ABIOMED, Inc.(a)	144	41,125
Align Technology, Inc.(a)	331	94,113
Baxter International, Inc.(b)	2,491	202,543
Becton Dickinson and Co.	809	202,032
Boston Scientific Corp.(a)	4,426	169,870
Cantel Medical Corp.	129	8,629
Cardiovascular Systems, Inc.(a)	2,349	90,812
CONMED Corp.	8,790	731,152
Danaher Corp.(b)	2,210	291,764
DENTSPLY SIRONA, Inc.	453	22,464
DexCom, Inc.(a)	421	50,141
Edwards Lifesciences Corp.(a)	784	150,003

8

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)(b)	12,792	$632,053
Hill-Rom Holdings, Inc.	231	24,454
Hologic, Inc.(a)	351	16,988
ICU Medical, Inc.(a)	55	13,163
IDEXX Laboratories, Inc.(a)(b)	594	132,819
Inogen, Inc.(a)	2,830	269,897
Insulet Corp.(a)	204	19,398
Integra LifeSciences Holdings Corp.(a)	248	13,819
Intuitive Surgical, Inc.(a)	347	197,991
iRadimed Corp.(a)	2,403	67,500
iRhythm Technologies, Inc.(a)	5,428	406,883
Masimo Corp.(a)	5,635	779,208
Medtronic PLC	12,744	1,160,724
Merit Medical Systems, Inc.(a)	5,661	350,020
Neogen Corp.(a)(b)	326	18,709
Novocure Ltd.(a)	3,741	180,204
ResMed, Inc.	263	27,344
RTI Surgical Holdings, Inc.(a)	4,620	27,766
SeaSpine Holdings Corp.(a)	2,402	36,222
STERIS PLC(a)	1,246	159,525
Stryker Corp.	7,108	1,403,972
Teleflex, Inc.	37	11,180
Varian Medical Systems, Inc.(a)	114	16,156
Veracyte, Inc.(a)	9,838	246,147
West Pharmaceutical Services, Inc.	256	28,211
Zimmer Biomet Holdings, Inc.	406	51,846

		8,965,343

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)(b)	303	8,881
AmerisourceBergen Corp.	5,593	444,755
Anthem, Inc.	1,103	316,539
Bangkok Chain Hospital PCL — NVDR	650,400	348,557
Bangkok Dusit Medical Services PCL — NVDR	603,300	471,689
Cardinal Health, Inc.(b)	5,827	280,570
Centene Corp.(a)	762	40,462
Chemed Corp.	3,015	965,011
Cigna Corp.(a)	1,729	278,058
Covetrus, Inc.(a)(b)	213	6,784
CVS Health Corp.	8,387	452,311
DaVita, Inc.(a)	2,106	114,335
Encompass Health Corp.	342	19,973
Ensign Group, Inc.	3,176	162,580
HCA Healthcare, Inc.	2,952	384,882
HealthEquity, Inc.(a)	3,353	248,055
Henry Schein, Inc.(a)	1,629	97,919
Humana, Inc.	2,171	577,486
IHH Healthcare Bhd	70,100	99,250
Integer Holdings Corp.(a)	2,765	208,536
Laboratory Corp. of America Holdings(a)	1,113	170,267
McKesson Corp.(b)	3,909	457,588
MEDNAX, Inc.(a)	306	8,314

Security	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	217	$30,805
National Research Corp., Class A	1,867	72,066
Penumbra, Inc.(a)(b)	633	93,057
PetIQ, Inc.(a)	1,464	45,984
Premier, Inc., Class A(a)	182	6,277
Qualicorp Consultoria e Corretora de Seguros SA	11,900	47,657
Quest Diagnostics, Inc.	1,884	169,409
Select Medical Holdings Corp.(a)	10,800	152,172
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	57,100	124,450
Sinopharm Group Co. Ltd., Class H	74,800	311,869
Surgery Partners, Inc.(a)	4,954	55,881
Tivity Health, Inc.(a)	81	1,422
U.S. Physical Therapy, Inc.(b)	5,786	607,704
UnitedHealth Group, Inc.	10,483	2,592,027
Universal Health Services, Inc., Class B	1,167	156,110
WellCare Health Plans, Inc.(a)	163	43,969

		10,673,661

Health Care Technology — 0.5%
Castlight Health, Inc., Class B(a)	37,964	142,365
Cerner Corp.(a)	8,656	495,210
Evolent Health, Inc., Class A(a)	1,276	16,052
HMS Holdings Corp.(a)	2,101	62,211
Medidata Solutions, Inc.(a)	9,693	709,915
Omnicell, Inc.(a)(b)	4,409	356,424
Veeva Systems, Inc., Class A(a)	3,383	429,167
Vocera Communications, Inc.(a)	1,658	52,442

		2,263,786

Hotels, Restaurants & Leisure — 1.9%
Aramark	5,500	162,525
BJ’s Restaurants, Inc.	5,934	280,559
Bloomin’ Brands, Inc.	22,961	469,552
Boyd Gaming Corp.(b)	13,758	376,419
Brinker International, Inc.(b)	8,435	374,345
Caesars Entertainment Corp.(a)(b)	1,992	17,310
Carnival Corp.(b)	9,177	465,457
Cheesecake Factory, Inc.(b)	4,600	225,032
Chipotle Mexican Grill, Inc.(a)	36	25,571
Choice Hotels International, Inc.	120	9,329
Churchill Downs, Inc.	1,160	104,702
Cracker Barrel Old Country Store, Inc.	901	145,611
Darden Restaurants, Inc.(b)	3,471	421,622
Domino’s Pizza, Inc.	709	182,993
Dunkin’ Brands Group, Inc.	290	21,779
Extended Stay America, Inc.	11,261	202,135
Genting Bhd	318,300	518,379
Genting Malaysia Bhd	403,300	316,789
Hilton Grand Vacations, Inc.(a)	338	10,427
Hotel Shilla Co. Ltd.	2,443	205,878
Hyatt Hotels Corp., Class A	147	10,668
International Game Technology PLC	345	4,482

9

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	1,167	$50,916
J Alexander’s Holdings, Inc.(a)	12,625	123,977
Las Vegas Sands Corp.	5,384	328,209
Marcus Corp.	2,481	99,364
McDonald’s Corp.	1,977	375,432
Norwegian Cruise Line Holdings Ltd.(a)	1,752	96,290
Penn National Gaming, Inc.(a)	11,027	221,643
Planet Fitness, Inc., Class A(a)	3,218	221,141
Royal Caribbean Cruises Ltd.	796	91,238
Ruth’s Hospitality Group, Inc.	3,327	85,138
SeaWorld Entertainment, Inc.(a)	9,368	241,320
Six Flags Entertainment Corp.	252	12,436
Speedway Motorsports, Inc.(b)	7,485	108,308
Texas Roadhouse, Inc.	11,752	730,857
Wendy’s Co.(b)	651	11,646
Wyndham Destinations, Inc.	334	13,524
Wyndham Hotels & Resorts, Inc.	342	17,097
Yum China Holdings, Inc.	28,586	1,283,797

		8,663,897

Household Durables — 0.8%
Arcelik AS(a)	9,969	30,306
D.R. Horton, Inc.	3,118	129,023
Garmin Ltd.	452	39,030
Gree Electric Appliances, Inc. of Zhuhai	14,398	101,092
Haier Electronics Group Co. Ltd.	132,000	384,315
Hooker Furniture Corp.	4,034	116,300
iRobot Corp.(a)	1,728	203,368
La-Z-Boy, Inc.	1,963	64,759
Lennar Corp., Class A(b)	2,224	109,176
Lennar Corp., Class B	55	2,152
LG Electronics, Inc.	11,890	788,392
M/I Homes, Inc.(a)	10,497	279,430
MDC Holdings, Inc.	9,368	272,234
Meritage Homes Corp.(a)(b)	10,374	463,821
Nien Made Enterprise Co. Ltd.	4,000	35,311
NVR, Inc.(a)	49	135,583
PulteGroup, Inc.	3,915	109,463
Roku, Inc.(a)	752	48,511
Skyworth Digital Holdings Ltd.	166,000	56,534
Tempur Sealy International, Inc.(a)	162	9,343
Toll Brothers, Inc.	478	17,304
Vestel Elektronik Sanayi ve Ticaret(a)	26,776	62,091
Whirlpool Corp.(b)	123	16,345
ZAGG, Inc.(a)(b)	13,154	119,307

		3,593,190

Household Products — 0.8%
Central Garden & Pet Co.(a)(b)	662	16,921
Central Garden & Pet Co., Class A(a)	3,342	77,701
Church & Dwight Co., Inc.	8,324	592,918
Clorox Co.	1,550	248,713
Colgate-Palmolive Co.	2,078	142,426

Security	Shares	Value

Household Products (continued)
Energizer Holdings, Inc.(b)	206	$9,256
Hindustan Unilever Ltd.	27,306	672,558
Kimberly-Clark Corp.	2,066	255,977
LG Household & Health Care Ltd.	359	448,622
Procter & Gamble Co.	9,064	943,109
Spectrum Brands Holdings, Inc.	142	7,779

		3,415,980

Independent Power and Renewable Electricity Producers — 0.1%
CGN Power Co. Ltd., Class H(c)	184,000	51,358
Clearway Energy, Inc., Class A	3,773	54,859
Clearway Energy, Inc., Class C	7,853	118,659
Glow Energy PCL — NVDR	10,600	30,396
TerraForm Power, Inc., Class A	1,433	19,689

		274,961

Industrial Conglomerates — 0.4%
3M Co.	4,808	999,006
Beijing Enterprises Holdings Ltd.	26,500	150,478
BWX Technologies, Inc.	348	17,254
Carlisle Cos., Inc.	204	25,014
Far Eastern New Century Corp.	3,000	2,970
General Electric Co.	36,371	363,346
Honeywell International, Inc.	1,081	171,793
Samsung C&T Corp.	1,977	186,678
Seaboard Corp.	1	4,285

		1,920,824

Insurance — 2.7%
Aflac, Inc.	8,769	438,450
Alleghany Corp.(a)	57	34,907
Allstate Corp.	7,884	742,515
American Financial Group, Inc.	2,908	279,779
American International Group, Inc.	6,159	265,206
American National Insurance Co.	26	3,141
Aon PLC	1,799	307,089
Arch Capital Group Ltd.(a)	5,482	177,178
Arthur J Gallagher & Co.	4,942	385,970
Assurant, Inc.	344	32,649
Assured Guaranty Ltd.	363	16,128
Athene Holding Ltd., Class A(a)	14,029	572,383
Axis Capital Holdings Ltd.	287	15,722
Brighthouse Financial, Inc.(a)	208	7,548
Brown & Brown, Inc.	812	23,962
Cathay Financial Holding Co. Ltd.	142,000	207,424
China Life Insurance Co. Ltd.	280,900	238,618
China Life Insurance Co. Ltd., Class A	11	46
China Pacific Insurance Group Co. Ltd., Class H	85,000	333,984
China Taiping Insurance Holdings Co. Ltd.	121,200	362,274
Cincinnati Financial Corp.	440	37,796
CNA Financial Corp.	99	4,292

10

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
CNO Financial Group, Inc.	34,723	$561,818
Employers Holdings, Inc.	10,869	435,956
Erie Indemnity Co., Class A	86	15,353
Everest Re Group Ltd.	428	92,431
Fidelity National Financial, Inc.	509	18,604
First American Financial Corp.	5,306	273,259
Hanover Insurance Group, Inc.	148	16,897
Hartford Financial Services Group, Inc.	5,872	291,956
James River Group Holdings Ltd.	3,160	126,653
Kinsale Capital Group, Inc.	8,660	593,816
Lincoln National Corp.	5,188	304,536
Loews Corp.	1,254	60,104
Markel Corp.(a)	6	5,977
Marsh & McLennan Cos., Inc.	6,643	623,778
Mercury General Corp.	95	4,757
MetLife, Inc.	6,228	265,126
Navigators Group, Inc.	1,029	71,896
New China Life Insurance Co. Ltd., Class H	10,300	52,605
Old Mutual Ltd.(b)	45,019	68,311
Old Republic International Corp.	990	20,711
People’s Insurance Co. Group of China Ltd., Class H	227,000	97,344
Ping An Insurance Group Co. of China Ltd., Class H	118,500	1,334,098
Powszechny Zaklad Ubezpieczen SA	41,127	434,129
Principal Financial Group, Inc.	939	47,128
Progressive Corp.	3,853	277,763
Prudential Financial, Inc.	2,105	193,407
Reinsurance Group of America, Inc.	219	31,094
RenaissanceRe Holdings Ltd.	444	63,714
Samsung Life Insurance Co. Ltd.	1,050	77,824
Stewart Information Services Corp.	1,140	48,667
Torchmark Corp.	499	40,893
Travelers Cos., Inc.	6,442	883,585
Unum Group	8,701	294,355
White Mountains Insurance Group Ltd.	11	10,180
Willis Towers Watson PLC	980	172,137

		12,397,923

Interactive Media & Services — 3.4%
58.com, Inc. — ADR(a)	592	38,883
Alphabet, Inc., Class A(a)	1,882	2,214,907
Alphabet, Inc., Class C(a)	2,378	2,790,131
Autohome, Inc. — ADR(a)	443	46,568
Baidu, Inc. — ADR(a)	4,903	808,260
Care.com, Inc.(a)	9,119	180,191
Cargurus, Inc.(a)	9,865	395,192
Cars.com, Inc.(a)(b)	1,050	23,940
DHI Group, Inc.(a)	39,768	96,636
EverQuote, Inc., Class A(a)(b)	3,867	28,771
Facebook, Inc., Class A(a)	17,593	2,932,577
IAC/InterActiveCorp(a)	198	41,602
Match Group, Inc.	184	10,416

Security	Shares	Value

Interactive Media & Services (continued)
NAVER Corp.	1,171	$128,157
QuinStreet, Inc.(a)	10,360	138,720
SINA Corp.(a)	5,122	303,427
Tencent Holdings Ltd.	95,800	4,405,630
Twitter, Inc.(a)	7,174	235,881
Yelp, Inc.(a)(b)	19,934	687,723
Zillow Group, Inc., Class A(a)	194	6,635

		15,514,247

Internet & Direct Marketing Retail — 2.9%
1-800-Flowers.com, Inc., Class A(a)	8,112	147,882
Alibaba Group Holding Ltd. — ADR(a)(b)	25,981	4,740,234
Amazon.com, Inc.(a)	3,709	6,604,802
Booking Holdings, Inc.(a)	257	448,442
Ctrip.com International Ltd. — ADR(a)	4,770	208,401
eBay, Inc.	2,601	96,601
Etsy, Inc.(a)	3,728	250,596
Expedia Group, Inc.	197	23,443
GrubHub, Inc.(a)	428	29,733
JD.com, Inc. — ADR(a)	18,720	564,408
Liberty Expedia Holdings, Inc., Class A(a)	1,098	46,994
Quotient Technology, Inc.(a)(b)	2,638	26,037
Qurate Retail, Inc.(a)	1,349	21,557
TripAdvisor, Inc.(a)	581	29,893
Vipshop Holdings Ltd. — ADR(a)	10,648	85,503
Wayfair, Inc., Class A(a)	452	67,099

		13,391,625

IT Services — 3.2%
Accenture PLC, Class A	1,053	185,349
Alliance Data Systems Corp.	107	18,723
Amdocs Ltd.	3,762	203,562
Automatic Data Processing, Inc.	10,195	1,628,549
Black Knight, Inc.(a)	497	27,086
Booz Allen Hamilton Holding Corp.	4,630	269,188
Broadridge Financial Solutions, Inc.	2,865	297,072
Cognizant Technology Solutions Corp., Class A	1,204	87,230
Conduent, Inc.(a)	666	9,211
CoreLogic, Inc.(a)	281	10,470
CSG Systems International, Inc.	11,595	490,468
EPAM Systems, Inc.(a)	179	30,274
Euronet Worldwide, Inc.(a)	172	24,525
Fidelity National Information Services, Inc.	4,525	511,777
First Data Corp., Class A(a)	2,154	56,586
Fiserv, Inc.(a)(b)	2,229	196,776
FleetCor Technologies, Inc.(a)	335	82,608
Genpact Ltd.	3,938	138,539
GoDaddy, Inc., Class A(a)(b)	2,846	213,991
HCL Technologies Ltd.	21,440	336,847
Infosys Ltd.	69,614	747,095
International Business Machines Corp.	3,296	465,066

11

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates, Inc.(b)	547	$75,891
Leidos Holdings, Inc.	754	48,324
LiveRamp Holdings, Inc.(a)	1,456	79,454
ManTech International Corp., Class A	5,620	303,592
Mastercard, Inc., Class A	10,868	2,558,871
Mphasis Ltd.	22,685	324,918
NIC, Inc.	11,184	191,135
Okta, Inc.(a)	300	24,819
Paychex, Inc.	9,310	746,662
PayPal Holdings, Inc.(a)	5,686	590,434
Perspecta, Inc.	2,162	43,716
Samsung SDS Co. Ltd.	965	200,222
Square, Inc., Class A(a)(b)	2,482	185,951
Switch, Inc., Class A(b)	131	1,351
Tata Consultancy Services Ltd.	33,710	974,289
Teradata Corp.(a)	415	18,115
Total System Services, Inc.	573	54,441
Twilio, Inc., Class A(a)	308	39,787
VeriSign, Inc.(a)	3,266	592,975
Visa, Inc., Class A	7,458	1,164,865
Western Union Co.	1,316	24,306
WEX, Inc.(a)	144	27,647
Worldpay, Inc., Class A(a)	1,236	140,286

		14,443,043

Leisure Products — 0.1%
Brunswick Corp.	303	15,250
Malibu Boats, Inc., Class A(a)	4,863	192,477
MasterCraft Boat Holdings, Inc.(a)	4,266	96,284

		304,011

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,131	90,910
Bio-Rad Laboratories, Inc., Class A(a)	74	22,620
Bio-Techne Corp.	130	25,812
Bruker Corp.	351	13,492
Charles River Laboratories International, Inc.(a)	165	23,966
Enzo Biochem, Inc.(a)	15,445	42,165
Fluidigm Corp.(a)	4,137	54,981
Harvard Bioscience, Inc.(a)	10,344	44,583
Illumina, Inc.(a)	328	101,906
IQVIA Holdings, Inc.(a)	205	29,489
Medpace Holdings, Inc.(a)	4,549	268,255
Mettler-Toledo International, Inc.(a)	86	62,178
NanoString Technologies, Inc.(a)	3,998	95,672
NeoGenomics, Inc.(a)	4,724	96,653
PerkinElmer, Inc.	385	37,099
PRA Health Sciences, Inc.(a)(b)	1,249	137,752
QIAGEN NV(a)	775	31,527
Syneos Health, Inc.(a)	9	466
Thermo Fisher Scientific, Inc.	1,308	358,026

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	254	$63,934

		1,601,486

Machinery — 1.9%
AGCO Corp.	229	15,927
Albany International Corp., Class A	2,574	184,273
Allison Transmission Holdings, Inc.	401	18,013
Colfax Corp.(a)(b)	296	8,785
Crane Co.	14,030	1,187,219
Donaldson Co., Inc.	448	22,427
Doosan Infracore Co. Ltd.(a)	33,552	208,859
ESCO Technologies, Inc.	1,288	86,335
Escorts Ltd.	4,692	53,913
Gardner Denver Holdings, Inc.(a)	442	12,292
Gates Industrial Corp. PLC(a)(b)	155	2,223
Global Brass & Copper Holdings, Inc.	1,984	68,329
Graco, Inc.	578	28,622
Illinois Tool Works, Inc.	1,648	236,537
Ingersoll-Rand PLC	6,721	725,532
Iochpe-Maxion SA	48,418	265,255
ITT, Inc.	306	17,748
LB Foster Co., Class A(a)	20	376
Lincoln Electric Holdings, Inc.	220	18,451
Lonking Holdings Ltd.	643,000	208,734
Meritor, Inc.(a)	3,349	68,152
Miller Industries, Inc.	5,181	159,834
Nordson Corp.	202	26,769
Omega Flex, Inc.	771	58,442
Oshkosh Corp.	254	19,083
PACCAR, Inc.(b)	16,715	1,138,960
Proto Labs, Inc.(a)	213	22,395
RBC Bearings, Inc.(a)	84	10,682
Rexnord Corp.(a)	21,898	550,516
Sany Heavy Industry Co. Ltd., Class A	76,850	145,830
Sinotruk Hong Kong Ltd.	37,500	80,036
Snap-on, Inc.(b)	4,039	632,184
Terex Corp.	231	7,422
Timken Co.	240	10,469
Toro Co.	360	24,782
TriMas Corp.(a)	8,262	249,760
Trinity Industries, Inc.	509	11,061
United Tractors Tbk PT	73,200	139,313
Valmont Industries, Inc.	76	9,888
Watts Water Technologies, Inc., Class A	2,197	177,561
Weichai Power Co. Ltd., Class A	74,015	130,593
Weichai Power Co. Ltd., Class H	496,000	796,082
Welbilt, Inc.(a)	455	7,453
Woodward, Inc.	5,894	559,282

12

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Zoomlion Heavy Industry Science and Technology Co., Ltd.	129,600	$86,293

		8,492,692

Marine — 0.0%
Kirby Corp.(a)(b)	206	15,473

Media — 1.8%
AMC Networks, Inc., Class A(a)(b)	7,568	429,560
Cable One, Inc.	15	14,721
CBS Corp., Class B	8,390	398,777
Charter Communications, Inc., Class A(a)	1,051	364,602
Cheil Worldwide, Inc.	2,585	55,128
Cinemark Holdings, Inc.	374	14,956
Comcast Corp., Class A	34,305	1,371,514
Discovery, Inc., Class A(a)(b)	675	18,239
Discovery, Inc., Class C(a)	3,700	94,054
Emerald Expositions Events, Inc.(b)	2,571	32,652
Entravision Communications Corp., Class A(b)	23,429	75,910
EW Scripps Co., Class A	5,486	115,206
Fox Corp., Class A(a)	1,614	59,250
Fox Corp., Class B(a)	1,864	66,880
GCI Liberty, Inc., Class A(a)	352	19,575
Gray Television, Inc.(a)	10,306	220,136
Grupo Televisa SAB — ADR	23,188	256,459
Grupo Televisa SAB CPO	61,831	136,944
Interpublic Group of Cos., Inc.	35,382	743,376
John Wiley & Sons, Inc., Class A	155	6,854
Liberty Broadband Corp., Class A(a)(b)	89	8,156
Liberty Broadband Corp., Class C(a)(b)	235	21,559
Liberty Global PLC, Class C(a)	2,727	66,021
Liberty Media Corp. — Liberty Formula One, Class A(a)(b)	87	2,961
Liberty Media Corp. — Liberty Formula One, Class C(a)	905	31,720
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	761	29,055
Liberty Media Corp. — Liberty SiriusXM, Class C(a)(b)	1,751	66,958
Lions Gate Entertainment Corp., Class A(b)	172	2,690
Lions Gate Entertainment Corp., Class B	344	5,194
Madison Square Garden Co., Class A(a)	64	18,760
McClatchy Co., Class A(a)	3,156	15,780
MSG Networks, Inc., Class A(a)	24,330	529,178
Naspers Ltd., Class N	3,080	717,768
News Corp., Class A	608	7,564
News Corp., Class B	424	5,296
Omnicom Group, Inc.(b)	1,180	86,128
Sinclair Broadcast Group, Inc., Class A	4,047	155,729
Sirius XM Holdings, Inc.	68,546	388,656

Security	Shares	Value

Media (continued)
Townsquare Media, Inc., Class A(b)	4,576	$26,175
Tribune Media Co., Class A	646	29,806
Viacom, Inc., Class A	1,289	41,828
Walt Disney Co.	10,966	1,217,555
World Wrestling Entertainment, Inc., Class A(b)	2,230	193,519
Zee Entertainment Enterprises Ltd.	27,479	176,860

		8,339,709

Metals & Mining — 1.7%
Alcoa Corp.(a)	653	18,388
Alrosa PJSC	30,560	43,040
Anglo American Platinum Ltd.	12,611	643,822
Anglo American PLC	53,320	1,431,421
AngloGold Ashanti Ltd.	8,536	112,233
Carpenter Technology Corp.	4,092	187,618
China Steel Corp.	15,000	12,321
Cia Siderurgica Nacional SA, ADR(a)	7,989	32,835
Coeur Mining, Inc.(a)(b)	10,677	43,562
Companhia Siderurgica Nacional SA(a)	18,500	76,781
Gold Fields Ltd.	21,763	80,217
Hindalco Industries Ltd.	207,364	615,107
Hochschild Mining PLC	84,278	226,649
Industrias Penoles SAB de CV	3	37
Jiangxi Copper Co. Ltd., Class H	164,000	217,862
Kaiser Aluminum Corp.	5,601	586,593
Kumba Iron Ore Ltd.	6,955	208,420
Magnitogorsk Iron & Steel Works PJSC	407,284	284,944
Materion Corp.	4,074	232,462
MMC Norilsk Nickel PJSC	761	158,883
Newmont Mining Corp.	4,763	170,373
Nucor Corp.	447	26,082
Olympic Steel, Inc.	4,776	75,795
Pan American Silver Corp.	2,958	39,194
POSCO	4,376	977,160
POSCO — ADR	5,873	324,248
Reliance Steel & Aluminum Co.	239	21,572
Royal Gold, Inc.	228	20,732
Ryerson Holding Corp.(a)	20,549	175,899
Severstal PJSC	4,909	76,905
Southern Copper Corp.(b)	288	11,428
Steel Dynamics, Inc.	5,946	209,715
United States Steel Corp.	617	12,025
Universal Stainless & Alloy Products, Inc.(a)	3,936	65,220
Vale SA	19,000	247,148
Zijin Mining Group Co. Ltd., Class H	166,000	68,729

		7,735,420

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	866	14,584
KKR Real Estate Finance Trust, Inc.	6,202	124,164

13

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp.	859	$11,622

		150,370

Multi-Utilities — 0.2%
Avista Corp.	7,733	314,114
Dominion Energy, Inc.	401	30,741
DTE Energy Co.	1,332	166,154
MDU Resources Group, Inc.	678	17,513
NorthWestern Corp.	4,386	308,818

		837,340

Multiline Retail — 0.5%
Big Lots, Inc.(b)	664	25,245
Burlington Stores, Inc.(a)	1,133	177,519
Dillard’s, Inc., Class A(b)	1,408	101,404
Dollar General Corp.	579	69,075
Dollar Tree, Inc.(a)	471	49,474
Kohl’s Corp.	2,582	177,564
Lojas Renner SA	30,745	343,936
Macy’s, Inc.	3,092	74,301
Matahari Department Store Tbk PT	171,400	49,354
Nordstrom, Inc.(b)	1,337	59,336
Target Corp.	15,793	1,267,546

		2,394,754

Oil & Gas Exploration & Production — 0.0%
Carrizo Oil & Gas, Inc.(a)	2,336	29,130

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	14,225	646,953
Antero Resources Corp.(a)	844	7,453
Apache Corp.	2,093	72,543
Arch Coal, Inc., Class A	1,337	122,028
Ardmore Shipping Corp.(a)(b)	7,033	43,323
Bukit Asam Tbk PT	566,200	167,271
Cabot Oil & Gas Corp.	11,011	287,387
Centennial Resource Development, Inc., Class A(a)	640	5,626
Chesapeake Energy Corp.(a)	3,650	11,315
Chevron Corp.	15,323	1,887,487
China Petroleum & Chemical Corp., ADR	1,303	103,589
China Petroleum & Chemical Corp., Class A	103,000	87,721
China Petroleum & Chemical Corp., Class H	1,534,000	1,217,483
Cimarex Energy Co.	1,615	112,888
CNOOC Ltd.	186,000	346,458
CNX Resources Corp.(a)	701	7,550
Coal India Ltd.	37,763	129,262
Concho Resources, Inc.	573	63,580
ConocoPhillips	17,125	1,142,922
CONSOL Energy, Inc.(a)	2,109	72,170
Continental Resources, Inc.(a)	2,466	110,403

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.	2,947	$121,416
Denbury Resources, Inc.(a)	11,337	23,241
Devon Energy Corp.	4,987	157,390
Diamondback Energy, Inc.	394	40,003
Encana Corp.	2,087	15,110
EOG Resources, Inc.	3,036	288,966
EQT Corp.	888	18,417
Equitrans Midstream Corp.(a)	741	16,139
Evolution Petroleum Corp.(b)	39,270	265,072
Extraction Oil & Gas, Inc.(a)	387	1,637
Exxon Mobil Corp.	16,031	1,295,305
Golar LNG Ltd.	1,196	25,224
Grupa Lotos SA	8,166	177,407
GS Holdings Corp.	771	35,912
Hess Corp.	1,163	70,047
Kinder Morgan, Inc.	23,499	470,215
Kosmos Energy Ltd.	830	5,171
Kunlun Energy Co. Ltd.	34,000	35,591
LUKOIL PJSC	5,525	496,150
Lukoil PJSC — ADR	22,980	2,060,507
Marathon Oil Corp.	5,489	91,721
Marathon Petroleum Corp.	1,238	74,094
Matador Resources Co.(a)	1,921	37,133
MOL Hungarian Oil & Gas PLC	44,670	512,257
Montage Resources Corp.(b)	2,227	33,494
Murphy Oil Corp.	574	16,818
Murphy USA, Inc.(a)	2,313	198,039
Noble Energy, Inc.(b)	33,723	833,970
Novatek PJSC — GDR	2,643	453,161
Oasis Petroleum, Inc.(a)(b)	41,249	249,144
Occidental Petroleum Corp.	6,811	450,888
Oil & Natural Gas Corp. Ltd.	44,254	102,060
Pacific Ethanol, Inc.(a)	45,412	44,504
Par Pacific Holdings, Inc.(a)	4,432	78,934
PBF Energy, Inc., Class A	416	12,954
Penn Virginia Corp.(a)(b)	619	27,298
PetroChina Co. Ltd., ADR	6,118	400,301
PetroChina Co. Ltd., Class H	1,368,000	895,511
Petronet LNG Ltd.	107,319	389,554
Phillips 66(b)	3,898	370,973
Pioneer Natural Resources Co.	1,089	165,833
Polski Koncern Naftowy ORLEN SA	32,961	839,000
QEP Resources, Inc.(a)	826	6,435
Range Resources Corp.(b)	737	8,284
REX American Resources Corp.(a)	221	17,815
SK Innovation Co. Ltd.	853	134,939
SM Energy Co.	388	6,786
Southwestern Energy Co.(a)	2,742	12,860
Tatneft PJSC	16,771	193,079
Teekay Corp.(b)	3,448	13,516
Valero Energy Corp.	94	7,974
W&T Offshore, Inc.(a)	3,546	24,467
Whiting Petroleum Corp.(a)(b)	314	8,208

14

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.(a)	1,388	$18,197

		18,994,533

Paper & Forest Products — 0.2%
Boise Cascade Co.	16,120	431,371
Domtar Corp.	218	10,824
Mondi Ltd.	8,740	193,880
Verso Corp., Class A(a)	3,072	65,802

		701,877

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	2,549	421,987
Herbalife Nutrition Ltd.(a)(b)	869	46,048
Hypera SA	30,406	201,136
Marico Ltd.	20,119	100,654
Natural Health Trends Corp.	6,720	87,091
Nu Skin Enterprises, Inc., Class A	3,963	189,669
TCI Co. Ltd.	13,000	178,584
USANA Health Sciences, Inc.(a)(b)	6,601	553,626

		1,778,795

Pharmaceuticals — 3.3%
Allergan PLC	2,297	336,304
Aspen Pharmacare Holdings Ltd.	8,800	56,842
Assembly Biosciences, Inc.(a)(b)	2,073	40,817
Bristol-Myers Squibb Co.	18,990	906,013
Catalent, Inc.(a)	505	20,498
Celltrion, Inc.(a)	427	68,278
China Resources Pharmaceutical Group Ltd.(c)	44,000	62,200
Corcept Therapeutics, Inc.(a)(b)	23,689	278,109
CSPC Pharmaceutical Group Ltd.	102,000	190,040
Dr. Reddy’s Laboratories Ltd.	2,593	104,216
Dr. Reddy’s Laboratories Ltd. — ADR	1,630	66,015
Elanco Animal Health, Inc.(a)	1,166	37,394
Eli Lilly & Co.	5,834	757,020
Endo International PLC(a)	3,256	26,146
Glenmark Pharmaceuticals Ltd.	5,581	52,156
Horizon Pharma PLC(a)	11,256	297,496
Intersect ENT, Inc.(a)	4,841	155,638
Intra-Cellular Therapies, Inc.(a)	1,892	23,045
Jazz Pharmaceuticals PLC(a)	584	83,483
Johnson & Johnson	31,111	4,349,007
Jubilant Life Sciences Ltd.	5,868	56,308
KalVista Pharmaceuticals, Inc.(a)	1,472	42,129
Livzon Pharmaceutical Group, Inc.	8,900	30,975
Merck & Co., Inc.	37,766	3,140,998
Mylan NV(a)	4,110	116,477
MyoKardia, Inc.(a)	527	27,399
Nektar Therapeutics(a)(b)	1,880	63,168
Pacira Pharmaceuticals, Inc.(a)	3,846	146,379
Perrigo Co. PLC	1,004	48,353
Pfizer, Inc.	37,573	1,595,725
Phibro Animal Health Corp., Class A	5,611	185,163

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare, Inc.(a)(b)	4,377	$130,916
Revance Therapeutics, Inc.(a)(b)	8,617	135,804
Richter Gedeon Nyrt	8,157	154,105
Sino Biopharmaceutical Ltd.	148,000	135,256
Sun Pharmaceutical Industries Ltd.	23,871	165,160
Supernus Pharmaceuticals, Inc.(a)(b)	2,341	82,029
Xeris Pharmaceuticals, Inc.(a)	6,155	61,796
Zoetis, Inc.	7,559	760,964

		14,989,821

Professional Services — 1.3%
ASGN, Inc.(a)	879	55,808
CoStar Group, Inc.(a)	369	172,109
CRA International, Inc.	5,356	270,692
Equifax, Inc.	1,814	214,959
Forrester Research, Inc.	922	44,579
FTI Consulting, Inc.(a)	501	38,487
ICF International, Inc.	2,895	220,252
IHS Markit Ltd.(a)	2,107	114,579
Insperity, Inc.(b)	18,193	2,249,746
Kforce, Inc.	14,386	505,236
Nielsen Holdings PLC	7,267	172,010
Paylocity Holding Corp.(a)	8,287	739,117
Robert Half International, Inc.(b)	7,098	462,506
TransUnion(b)	4,084	272,975
TriNet Group, Inc.(a)	2,198	131,308
Verisk Analytics, Inc.	2,978	396,074

		6,060,437

Real Estate Management & Development — 0.6%
Ayala Land, Inc.	557,900	477,381
CareTrust REIT, Inc.	30,263	709,970
CBRE Group, Inc., Class A(a)	164	8,110
China Overseas Land & Investment Ltd.	60,000	228,331
China Resources Land Ltd.	34,000	152,793
China Vanke Co. Ltd., Class H	103,700	436,463
Emaar Properties PJSC	94,788	121,284
Essential Properties Realty Trust, Inc.	8,093	157,975
Greenland Holdings Group Co. Ltd.	128,200	143,460
Howard Hughes Corp.(a)	136	14,960
Longfor Properties Co. Ltd.	10,500	37,035
Realogy Holdings Corp.(b)	411	4,685
Shimao Property Holdings Ltd.	96,500	302,416
Yuexiu Property Co. Ltd.	302,000	72,806

		2,867,669

Road & Rail — 0.4%
Covenant Transportation Group, Inc., Class A(a)	6,896	130,886
Daseke, Inc.(a)(b)	4,340	22,091
Genesee & Wyoming, Inc., Class A(a)(b)	206	17,951
Landstar System, Inc.(b)	5,832	637,962

15

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Lyft, Inc.(a)	4,415	$345,650
Marten Transport Ltd.	5,858	104,448
Ryder System, Inc.	182	11,282
Schneider National, Inc., Class B	166	3,494
Universal Logistics Holdings, Inc.	15,014	295,476
Werner Enterprises, Inc.(b)	7,538	257,423

		1,826,663

Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology, Inc.(a)	72,044	615,256
Applied Materials, Inc.	4,635	183,824
Aquantia Corp.(a)	5,034	45,608
Broadcom, Inc.	1,517	456,177
Cabot Microelectronics Corp.	2,551	285,610
Chipbond Technology Corp.	13,000	30,077
Cirrus Logic, Inc.(a)	17,938	754,652
Cypress Semiconductor Corp.	1,253	18,695
Diodes, Inc.(a)	10,688	370,874
Elan Microelectronics Corp.	78,000	224,663
First Solar, Inc.(a)(b)	287	15,165
Inphi Corp.(a)	6,292	275,212
Integrated Device Technology, Inc.(a)	6,440	315,496
Intel Corp.	24,340	1,307,058
Lam Research Corp.	315	56,388
MediaTek, Inc.	96,000	882,654
MKS Instruments, Inc.	187	17,400
Monolithic Power Systems, Inc.	142	19,240
Novatek Microelectronics Corp.	140,000	901,414
QUALCOMM, Inc.	2,188	124,782
Radiant Opto-Electronics Corp.	136,000	435,968
Realtek Semiconductor Corp.	87,000	515,509
Silicon Laboratories, Inc.(a)	1,044	84,418
Taiwan Semiconductor Manufacturing Co. Ltd.	417,000	3,339,777
Teradyne, Inc.	626	24,940
Texas Instruments, Inc.	3,145	333,590
Xilinx, Inc.	3,234	410,039

		12,044,486

Software — 4.2%
A10 Networks, Inc.(a)	1,949	13,818
ACI Worldwide, Inc.(a)(b)	16,449	540,679
Adobe, Inc.(a)	4,126	1,099,538
Alteryx, Inc., Class A(a)	3,636	304,951
American Software, Inc., Class A	1,889	22,574
Aspen Technology, Inc.(a)	250	26,065
Atlassian Corp. PLC, Class A(a)	347	38,999
Autodesk, Inc.(a)	309	48,148
Avalara, Inc.(a)	1,869	104,271
Benefitfocus, Inc.(a)	7,978	395,071
Box, Inc., Class A(a)	12,050	232,685
CDK Global, Inc.	736	43,292
Ceridian HCM Holding, Inc.(a)	123	6,310

Security	Shares	Value

Software (continued)
Check Point Software Technologies Ltd.(a)	49	$6,198
Citrix Systems, Inc.	342	34,084
Cloudera, Inc.(a)	26,321	287,952
Cornerstone OnDemand, Inc.(a)	1,372	75,158
Coupa Software, Inc.(a)	1,779	161,853
DocuSign, Inc.(a)	257	13,323
Dropbox, Inc., Class A(a)	10,076	219,657
Elastic NV(a)	29	2,316
Envestnet, Inc.(a)(b)	3,388	221,541
Fair Isaac Corp.(a)	100	27,163
FireEye, Inc.(a)	676	11,350
Five9, Inc.(a)	1,298	68,573
Fortinet, Inc.(a)	246	20,657
Guidewire Software, Inc.(a)	283	27,496
HubSpot, Inc.(a)	79	13,131
Instructure, Inc.(a)	782	36,848
Intuit, Inc.	3,394	887,226
LivePerson, Inc.(a)	1,227	35,608
LogMeIn, Inc.	1,676	134,248
Manhattan Associates, Inc.(a)(b)	228	12,565
Microsoft Corp.	47,152	5,561,107
MobileIron, Inc.(a)	8,479	46,380
New Relic, Inc.(a)	6,477	639,280
Nuance Communications, Inc.(a)	998	16,896
Nutanix, Inc., Class A(a)(b)	489	18,455
Oracle Corp.	22,071	1,185,433
Paycom Software, Inc.(a)(b)	174	32,909
Pegasystems, Inc.	132	8,580
Pluralsight, Inc., Class A(a)	189	5,999
Proofpoint, Inc.(a)	176	21,372
Q2 Holdings, Inc.(a)	2,434	168,579
QAD, Inc., Class A	2,717	117,021
Qualys, Inc.(a)(b)	541	44,762
RealPage, Inc.(a)	250	15,172
Red Hat, Inc.(a)	819	149,631
RingCentral, Inc., Class A(a)	7,255	782,089
Rubicon Project, Inc.(a)	4,792	29,135
salesforce.com, Inc.(a)	12,248	1,939,716
ServiceNow, Inc.(a)	1,584	390,440
SolarWinds Corp.(a)(b)	88	1,718
Splunk, Inc.(a)	834	103,916
SPS Commerce, Inc.(a)	2,263	240,014
SS&C Technologies Holdings, Inc.	154	9,808
Symantec Corp.	1,497	34,416
Synopsys, Inc.(a)(b)	1,169	134,610
Tableau Software, Inc., Class A(a)(b)	3,131	398,514
Tenable Holdings, Inc.(a)	5,014	158,743
Totvs SA	11,800	118,743
Trade Desk, Inc., Class A(a)	843	166,872
Tyler Technologies, Inc.(a)(b)	133	27,185
Ultimate Software Group, Inc.(a)	226	74,609
VMware, Inc., Class A	134	24,188

16

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday, Inc., Class A(a)	475	$91,604
Workiva, Inc.(a)	8,724	442,307
Yext, Inc.(a)(b)	7,839	171,361
Zendesk, Inc.(a)	6,327	537,795
Zscaler, Inc.(a)	278	19,719
Zynga, Inc., Class A(a)	2,675	14,258

		19,116,684

Specialty Retail — 2.9%
Aaron’s, Inc.	3,496	183,890
Advance Auto Parts, Inc.	1,808	308,318
America’s Car-Mart, Inc.(a)	1,989	181,675
American Eagle Outfitters, Inc.	11,709	259,589
Asbury Automotive Group, Inc.(a)	10,552	731,887
AutoNation, Inc.(a)(b)	192	6,858
AutoZone, Inc.(a)	490	501,819
Barnes & Noble, Inc.(b)	42,633	231,497
Bed Bath & Beyond, Inc.(b)	17,042	289,544
Best Buy Co., Inc.	6,296	447,394
BMC Stock Holdings, Inc.(a)	11,701	206,757
CarMax, Inc.(a)	3,768	263,006
Cato Corp., Class A(b)	5,206	77,986
Citi Trends, Inc.	1,782	34,410
Com7 PCL — NVDR	169,400	95,793
Dick’s Sporting Goods, Inc.(b)	3,328	122,504
Five Below, Inc.(a)	5,268	654,549
Floor & Decor Holdings, Inc., Class A(a)(b)	169	6,966
Foot Locker, Inc.	400	24,240
Gap, Inc.(b)	4,510	118,072
Home Depot, Inc.	14,459	2,774,537
Home Product Center PCL — NVDR	434,300	209,608
Hudson Ltd., Class A(a)	5,322	73,177
JUMBO SA	2,396	40,137
L Brands, Inc.	6,032	166,363
Lithia Motors, Inc., Class A	1,278	118,534
Lowe’s Cos., Inc.	9,832	1,076,309
MarineMax, Inc.(a)(b)	9,459	181,234
Michaels Cos., Inc.(a)	358	4,088
Mr Price Group Ltd.	2,476	32,523
O’Reilly Automotive, Inc.(a)	1,430	555,269
Penske Automotive Group, Inc.	1,694	75,637
Petrobras Distribuidora SA	7,200	42,571
Ross Stores, Inc.	3,719	346,239
Sonic Automotive, Inc., Class A	25,855	382,913
Tiffany & Co.	4,335	457,559
Tilly’s, Inc., Class A	5,473	60,914
TJX Cos., Inc.	10,225	544,072
Tractor Supply Co.	5,388	526,731
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,052	715,594
Urban Outfitters, Inc.(a)	258	7,647
Williams-Sonoma, Inc.(b)	280	15,756

Security	Shares	Value

Specialty Retail (continued)
Zumiez, Inc.(a)	1,838	$45,748

		13,199,914

Technology Hardware, Storage & Peripherals — 3.1%
Acer, Inc.	478,000	307,278
Apple, Inc.	32,065	6,090,747
Dell Technologies, Inc., Class C(a)	13,353	783,687
HP, Inc.	13,393	260,226
Lenovo Group Ltd.	1,154,000	1,041,191
Lite-On Technology Corp.	41,000	59,761
NCR Corp.(a)(b)	413	11,271
Pure Storage, Inc., Class A(a)	28,132	612,996
Quanta Computer, Inc.	286,000	537,182
Samsung Electronics Co. Ltd.	94,951	3,745,146
Synaptics, Inc.(a)(b)	16,269	646,693

		14,096,178

Textiles, Apparel & Luxury Goods — 0.5%
Arvind Ltd.	33,231	43,609
Bata India, Ltd.	2,458	49,859
Carter’s, Inc.	158	15,925
Columbia Sportswear Co.	105	10,939
Crocs, Inc.(a)	8,567	220,600
Deckers Outdoor Corp.(a)	364	53,504
Li Ning Co. Ltd.(a)	32,000	50,312
LPP SA	43	93,233
Lululemon Athletica, Inc.(a)	1,461	239,414
NIKE, Inc., Class B	9,957	838,479
Oxford Industries, Inc.	1,875	141,112
Rocky Brands, Inc.	5,192	124,400
Skechers U.S.A., Inc., Class A(a)(b)	458	15,393
Titan Co. Ltd.	3,583	59,069
VF Corp.	3,286	285,586

		2,241,434

Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd.(a)	16,007	695,504
Federal Agricultural Mortgage Corp., Class C	3,714	269,005
First Defiance Financial Corp.	9,161	263,287
Housing Development Finance Corp. Ltd.	37,379	1,061,673
Ladder Capital Corp.	14,223	242,075
Meridian Bancorp, Inc.	9,541	149,698
MGIC Investment Corp.(a)	10,389	137,031
New York Community Bancorp, Inc.	1,666	19,276
Radian Group, Inc.	5,503	114,132
Riverview Bancorp, Inc.	34,283	250,609
TFS Financial Corp.	173	2,849
Timberland Bancorp, Inc.	1,091	30,526
United Community Financial Corp.	14,483	135,416

17

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	37,432	$1,081,411

		4,452,492

Tobacco — 0.5%
Altria Group, Inc.	7,288	418,550
Hanjaya Mandala Sampoerna Tbk PT	822,800	217,079
ITC Ltd.	45,711	196,056
Philip Morris International, Inc.	8,669	766,253
Vector Group Ltd.(b)	67,800	731,562

		2,329,500

Trading Companies & Distributors — 0.5%
Air Lease Corp.	340	11,679
Applied Industrial Technologies, Inc.	19,346	1,150,507
Barloworld Ltd.	46,925	415,668
DXP Enterprises, Inc.(a)	3,292	128,125
Foundation Building Materials, Inc.(a)	1,490	14,662
H&E Equipment Services, Inc.	4,584	115,104
Herc Holdings, Inc.(a)	3,298	128,556
MSC Industrial Direct Co., Inc., Class A	156	12,903
Rush Enterprises, Inc., Class A	4,522	189,065
SiteOne Landscape Supply, Inc.(a)(b)	757	43,262
Titan Machinery, Inc.(a)	3,677	57,214
United Rentals, Inc.(a)	333	38,045
Univar, Inc.(a)(b)	403	8,930
Watsco, Inc.	111	15,896
WESCO International, Inc.(a)	3,074	162,953

		2,492,569

Transportation Infrastructure — 0.1%
DP World Ltd.	1,772	28,352
Grupo Aeroportuario del Centro Norte SAB de CV	69,805	394,442
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,781	170,485
Macquarie Infrastructure Corp.	278	11,459

		604,738

Water Utilities — 0.1%
American Water Works Co., Inc.	2,383	248,451
Aqua America, Inc.(b)	622	22,666
Cadiz, Inc.(a)	31	300
SJW Group	2,904	179,293

		450,710

Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, Class L — ADR	10,807	154,324
America Movil SAB de CV, Series L	1,586,075	1,134,180
Axiata Group Bhd	126,600	128,948
Boingo Wireless, Inc.(a)	2,250	52,380
China Mobile Ltd.	175,500	1,790,859
China Mobile Ltd. — ADR(b)	2,435	124,161
Maxis Bhd	85,700	112,667

Security	Shares	Value

Wireless Telecommunication Services (continued)
MTN Group Ltd.(b)	38,772	$238,656
SK Telecom Co. Ltd.	417	92,352
Telephone & Data Systems, Inc.	346	10,633
TIM Participacoes SA	24,563	73,965
TIM Participacoes SA — ADR(b)	14,206	214,226
United States Cellular Corp.(a)	728	33,422

		4,160,773

Total Common Stocks — 87.1% (Cost — $355,193,599)		397,366,483

Preferred Stocks — 0.8%

Banks — 0.6%
Banco Bradesco SA, Preference Shares, 0.00%	105,500	1,157,028
Itau Unibanco Holding SA, Preference Shares, 0.00%	187,928	1,652,563

		2,809,591

Chemicals — 0.0%
Braskem SA, Preference ‘A’ Shares, Class A, 0.00%	2,558	33,254

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%	2,200	51,391

Machinery — 0.1%
Randon Participacoes SA, Preference Shares, 0.00%	38,525	95,443

Metals & Mining — 0.0%
Gerdau SA, Preference Shares, 0.00%	24,360	94,196

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA, Preference Shares, 0.00%	62,600	448,633

Total Preferred Stocks — 0.8% (Cost — $3,296,778)		3,532,508

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. (Expires 02/22/29)(a)(d)	16,660	3,498

Total Rights — 0.0% (Cost — $3,539)		3,498

Total Long-Term Investments — 87.9% (Cost — $358,493,916)		400,902,489

18

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(e)(f)(g)	26,133,553	$26,144,007
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)(g)	37,950,929	37,950,929

Total Short-Term Securities — 14.0% (Cost — $64,088,825)		64,094,936

Total Investments — 101.9% (Cost — $422,582,741)		464,997,425

Liabilities in Excess of Other Assets — (1.9)%		(8,838,050)

Net Assets — 100.0%		$456,159,375

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of security was purchased with the cash collateral from loaned securities.

(g)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 3/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,237,013	(3,103,460)	26,133,553	$26,144,007	$25,122	(b)	$3,431	$5,179
BlackRock Cash Funds: Treasury, SL Agency Shares	24,397,577	13,553,352	37,950,929	37,950,929	171,952		—	—

				$64,094,936	$197,074		$3,431	$5,179

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	47	06/21/19	$2,485	$7,709
Russell 2000 E-Mini Index	9	06/21/19	695	3,768
S&P 500 E-Mini Index	1,727	06/21/19	245,044	7,397,248

				7,408,725

Short Contracts:
MSCI Emerging Markets E-Mini Index	1,978	06/21/19	104,577	(1,121,961)
Russell 2000 E-Mini Index	1,153	06/21/19	89,000	(761,211)

				(1,883,172)

				$5,525,553

19

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$2,810,518	$32,521	$—	$2,843,039
Air Freight & Logistics	753,769	183,267	—	937,036
Airlines	2,008,782	—	—	2,008,782
Auto Components	902,415	728,311	—	1,630,726
Automobiles	1,275,078	1,697,920	—	2,972,998
Banks	19,535,530	10,768,176	—	30,303,706
Beverages	4,370,840	524,937	—	4,895,777
Biotechnology	12,946,152	706,497	—	13,652,649
Building Products	1,575,455	—	—	1,575,455
Capital Markets	5,121,776	271,960	—	5,393,736
Chemicals	3,927,072	417,942	—	4,345,014
Commercial Services & Supplies	3,266,294	89,881	—	3,356,175
Communications Equipment	2,660,932	98,081	—	2,759,013
Construction & Engineering	4,279,789	1,657,002	—	5,936,791
Construction Materials	583,575	1,078,236	—	1,661,811
Consumer Finance	2,361,288	93,170	—	2,454,458
Containers & Packaging	4,206,774	—	—	4,206,774
Distributors	298,932	—	—	298,932
Diversified Consumer Services	1,749,371	—	—	1,749,371
Diversified Financial Services	3,005,818	2,510,260	—	5,516,078
Diversified Telecommunication Services	2,398,669	1,233,535	—	3,632,204
Electric Utilities	5,087,002	776,450	—	5,863,452

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Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Electrical Equipment	$2,703,370	$46,354	$—	$2,749,724
Electronic Equipment, Instruments & Components	4,724,285	1,814,677	—	6,538,962
Energy Equipment & Services	2,238,191	—	—	2,238,191
Entertainment	1,733,394	45,829	—	1,779,223
Equity Real Estate Investment Trusts (REITs)	15,142,778	—	—	15,142,778
Food & Staples Retailing	3,956,261	727,036	—	4,683,297
Food Products	3,866,115	2,679,972	—	6,546,087
Gas Utilities	1,233,569	632,537	—	1,866,106
Health Care Equipment & Supplies	8,965,343	—	—	8,965,343
Health Care Providers & Services	9,317,846	1,355,815	—	10,673,661
Health Care Technology	2,263,786	—	—	2,263,786
Hotels, Restaurants & Leisure	7,622,851	1,041,046	—	8,663,897
Household Durables	2,135,149	1,458,041	—	3,593,190
Household Products	2,294,800	1,121,180	—	3,415,980
IT Services	11,859,672	2,583,371	—	14,443,043
Independent Power and Renewable Electricity Producers	223,603	51,358	—	274,961
Industrial Conglomerates	1,580,698	340,126	—	1,920,824
Insurance	9,191,266	3,206,657	—	12,397,923
Interactive Media & Services	10,980,460	4,533,787	—	15,514,247
Internet & Direct Marketing Retail	13,391,625	—	—	13,391,625
Leisure Products	304,011	—	—	304,011
Life Sciences Tools & Services	1,601,486	—	—	1,601,486
Machinery	6,643,039	1,849,653	—	8,492,692
Marine	15,473	—	—	15,473
Media	7,389,953	949,756	—	8,339,709
Metals & Mining	2,577,707	5,157,713	—	7,735,420
Mortgage Real Estate Investment Trusts (REITs)	150,370	—	—	150,370
Multi-Utilities	837,340	—	—	837,340
Multiline Retail	2,345,400	49,354	—	2,394,754
Oil & Gas Exploration & Production	29,130	—	—	29,130
Oil, Gas & Consumable Fuels	10,721,210	8,273,323	—	18,994,533
Paper & Forest Products	507,997	193,880	—	701,877
Personal Products	1,499,557	279,238	—	1,778,795
Pharmaceuticals	13,914,285	1,075,536	—	14,989,821
Professional Services	6,060,437	—	—	6,060,437
Real Estate Management & Development	895,700	1,971,969	—	2,867,669
Road & Rail	1,826,663	—	—	1,826,663
Semiconductors & Semiconductor Equipment	5,714,424	6,330,062	—	12,044,486
Software	19,116,684	—	—	19,116,684
Specialty Retail	12,821,853	378,061	—	13,199,914
Technology Hardware, Storage & Peripherals	8,405,620	5,690,558	—	14,096,178
Textiles, Apparel & Luxury Goods	1,945,352	296,082	—	2,241,434
Thrifts & Mortgage Finance	3,390,819	1,061,673	—	4,452,492
Tobacco	1,916,365	413,135	—	2,329,500
Trading Companies & Distributors	2,076,901	415,668	—	2,492,569
Transportation Infrastructure	604,738	—	—	604,738
Water Utilities	450,710	—	—	450,710
Wireless Telecommunication Services	1,797,291	2,363,482	—	4,160,773
Preferred Stocks	3,481,117	51,391	—	3,532,508
Rights	—	—	3,498	3,498
Short-Term Securities	64,094,936	—	—	64,094,936

	$383,687,461	$81,306,466	$3,498	$464,997,425

21

Schedule of Investments (unaudited) (continued) March 31, 2019	Active Stock Master Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (a)
Assets:
Equity contracts	$7,408,725	$—	$—	$7,408,725
Liabilities:
Equity contracts	(1,883,172)	—	—	(1,883,172)

	$5,525,553	$—	$—	$5,525,553

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended, there were no transfers between levels.

Currency Abbreviations

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

PHP	Philippine Peso

PLN	Polish Zloty

RUB	New Russian Ruble

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

ALL	Albanian Lek

ARC	Auction Rate Certificates

CME	Chicago Mercantile Exchange

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

MYR	Malaysian Ringgit

NVDR	Non-voting Depository Receipts

PCL	Public Company Limited

Radian	Radian Guaranty, Inc.

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

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